Share-based compensation (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Shares-Based Compensation	$ 1,061,119	$ 3,612,656	$ 4,764,289	$ 17,450,820	$ 20,456,297	$ 0
Cash Settled Restricted Stock Units [Member]
Shares-Based Compensation	0	(72,588)	0	5,765,003	5,134,262	0
Equity Settled Restricted Stock Units and Phantom Share Units [Member]
Shares-Based Compensation	1,023,108	2,900,036	4,446,771	4,810,532	8,271,869	0
Rights To Trading Price Consideration [Member]
Shares-Based Compensation	0	266,483	0	5,059,953	5,129,774	0
Replacement Options [Member]
Shares-Based Compensation	$ 38,011	$ 518,725	$ 317,518	$ 1,815,332	$ 1,920,392	$ 0